Definite-lived intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of definite-lived intangible assets

The following is a summary of definite-lived intangible assets at December 31, 2016 and 2015:

	2016	2015
Patents, gross	$217,369	$211,705
Less accumulated amortization	(18,671)	(5,324)

Definite-lived intangible assets, net	$198,698	$206,381